Finance Profit/(Loss) - Schedule of Information About Segregated Investment Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment income	R$ 9,066	R$ 20,244	R$ 7,464
Investment losses	(234)		(334)
Mutual Funds And Fixed Income Investments [Member]
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment income	2,604	2,819	2,031
Mutual Funds [Member]
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment losses			(14)
Private Equity Funds [Member]
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment income	6,462	16,803	5,378
Investment losses	(71)		(320)
Real estate listed funds [Member]
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment income		99	36
Investment losses	(77)
Public Equities Funds [Member]
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment income		R$ 523	R$ 17
Investment losses	R$ (86)